Cover	Mar. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 06, 2023
Current Fiscal Year End Date	--06-30
Entity File Number	001-40511
Entity Registrant Name	Moving iMage Technologies, Inc.
Entity Central Index Key	0001770236
Entity Tax Identification Number	85-1836381
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	17760 Newhope Street
Entity Address, City or Town	Fountain Valley
Entity Address, Country	CA
Entity Address, Postal Zip Code	92708
City Area Code	714
Local Phone Number	751-7998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	MITQ
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false